S000094441 [Member] Investment Objectives and Goals - Wasatch Global Small Cap Value Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Wasatch Global Small Cap Value Fund™ — Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.